COMMITMENTS - Contingent Fee Arrangement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Contingent fees	$ 5,288,750	$ 2,853,572
Threshold post-Closing dollar volume-weighted average price	$ 12.50
Threshold trading days for determining threshold post-closing dollar volume-weighted average price	20 days
Threshold consecutive trading days for determining threshold post-closing dollar volume-weighted average price	30 days
System1, LLC,Subsidiaries of System1, Protected.net Group Limited and It's Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Businesses, Gross	$ 462,500,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 667,500,000
Business Acquisition, Share Price	$ 10.00
Amount of shareholder redemption need to exceed for dollar to dollar adjustment of consideration	$ 417,500,000
Amount of shareholder redemption need to exceed for equityholders sole discretion for adjustment of consideration	462,500,000
System1 and Protected Management Equityholders [Member]
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Businesses, Gross	212,500,000
Non-Management EquityHolders of System1 [Member]
Restructuring Cost and Reserve [Line Items]
Payments to Acquire Businesses, Gross	$ 250,361,620
Class A ordinary shares
Restructuring Cost and Reserve [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Class C [Member]
Restructuring Cost and Reserve [Line Items]
Common Stock, Par or Stated Value Per Share	0.0001
Common Class D [Member]
Restructuring Cost and Reserve [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001